Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

		$ million
	2017	2016
Cash	4,592	5,592
Term bank deposits	17,324	15,947
Cash equivalents (excluding term bank deposits)	3,670	1,945
	25,586	23,484

Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; term deposits of three months or less with banks and similar institutions; money market funds and commercial paper. The carrying amounts of cash and term bank deposits approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2017 includes $1,488 million (2016 $2,059 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $3,638 million (2016 $3,649 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.